Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

The Fund’s outstanding debt as of December 31, 2025 and 2024 was as follows:

	As of December 31,
	2025					2024
	Total Aggregate					Total Aggregate
	Principal Amount		Principal			Principal Amount		Principal
	Committed/		Amount	Carrying		Committed/		Amount	Carrying
	Outstanding(1)		Outstanding	Value		Outstanding(1)		Outstanding	Value
Revolving Credit Facility	$3,250,000	(2)	$2,523,737	$2,525,642		$1,810,000	(2)	$489,506	$489,453
SG Funding Facility	1,825,000	(3)	612,811	612,811		1,825,000	(3)	861,811	861,811
SB Funding Facility	750,000		400,000	400,000		750,000		75,000	75,000
BNP Funding Facility	1,000,000		900,000	900,000		500,000		250,000	250,000
January 2037 CLO Notes(4)	476,000		476,000	473,310	(5)	476,000		476,000	473,120	(5)
April 2038 CLO Debt(4)	350,000		350,000	348,196	(5)	—		—	—
January 2039 CLO Debt(4)	532,000		532,000	529,820	(5)	—		—	—
March 2028 Notes	1,000,000		1,000,000	1,004,008	(5)(6)	1,000,000		1,000,000	984,492	(5)(6)
September 2028 Notes	600,000		600,000	597,103	(5)(6)	—		—	—
January 2029 Notes	600,000		600,000	589,036	(5)(6)	—		—	—
August 2029 Notes	700,000		700,000	705,261	(5)(6)	700,000		700,000	687,445	(5)(6)
February 2030 Notes	750,000		750,000	731,239	(5)(6)	750,000		750,000	705,863	(5)(6)
September 2030 Notes	500,000		500,000	496,117	(5)(6)	—		—	—
January 2031 Notes	500,000		500,000	483,459	(5)(6)	—		—	—
March 2032 Notes	750,000		750,000	764,594	(5)(6)	—		—	—
Total	$13,583,000		$11,194,548	$11,160,596		$7,811,000		$4,602,317	$4,527,184
(1)	Represents the total aggregate amount committed or outstanding, as applicable, under such instrument. Borrowings under the committed Revolving Credit Facility, SG Funding Facility, SB Funding Facility and BNP Funding Facility (each as defined below) are subject to borrowing base and other restrictions.
(2)	Provides for an “accordion” feature that allows the Fund, under certain circumstances, to increase the size of the Revolving Credit Facility to a maximum of $4,553,000 and $2,625,000 as of December 31, 2025 and 2024, respectively.
(3)	Provides for an “accordion” feature that allows ASIF Funding I (as defined below), under certain circumstances, to increase the size of the SG Funding Facility to a maximum of $2,500,000 and $2,000,000 as of December 31, 2025 and 2024, respectively.
(4)	Excludes the January 2037 CLO Subordinated Notes, the April 2038 CLO Subordinated Notes and the January 2039 CLO Subordinated Notes (each as defined below), which were retained by the Fund and, as such, eliminated in consolidation.
(5)	Represents the aggregate principal amount outstanding, less unamortized debt issuance costs and the unaccreted discount recorded upon issuance.
(6)	The carrying value of the March 2028 Notes, the September 2028 Notes, the January 2029 Notes, the August 2029 Notes, the February 2030 Notes, the September 2030 Notes, the January 2031 Notes and the March 2032 Notes (each as defined below) as of December 31, 2025 includes adjustments as a result of effective hedge accounting relationships. The carrying value of the March 2028 Notes, the August 2029 Notes and the February 2030 Notes as of December 31, 2024 includes adjustments as a result of effective hedge accounting relationships. See Note 6 for more information on the interest rate swaps related to these unsecured notes issuances.

For the years ended December 31, 2025, 2024 and 2023, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Revolving Credit Facility were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Stated interest expense	$39,648	$17,236	$18,879
Credit facility fees	7,215	4,778	1,652
Amortization of debt issuance costs	4,034	2,461	1,322
Total interest and credit facility fees expense	$50,897	$24,475	$21,853
Cash paid for interest expense	$45,835	$17,915	$19,954
Average stated interest rate	5.68%	6.96%	7.16%
Average outstanding balance	$688,279	$243,676	$259,901

For the years ended December 31, 2025, 2024 and 2023, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the SG Funding Facility were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Stated interest expense	$56,157	$41,686	$1,323
Credit facility fees	4,886	4,986	1,103
Amortization of debt issuance costs	3,815	3,090	519
Total interest and credit facility fees expense	$64,858	$49,762	$2,945
Cash paid for interest expense	$61,627	$41,185	$1,655
Average stated interest rate	6.21%	7.56%	7.86%
Average outstanding balance	$891,668	$542,355	$38,365

For the years ended December 31, 2025 and 2024, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the SB Funding Facility were as follows:

	For the Years Ended December 31,
	2025	2024
Stated interest expense	$11,932	$10,009
Credit facility fees	2,163	1,552
Amortization of debt issuance costs	819	592
Total interest and credit facility fees expense	$14,914	$12,153
Cash paid for interest expense	$11,595	$8,816
Average stated interest rate	6.08%	7.39%
Average outstanding balance	$193,562	$133,128

For the years ended December 31, 2025 and 2024, the components of interest and credit facility fees expense, cash paid for interest expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the BNP Funding Facility were as follows:

	For the Years Ended December 31,
	2025	2024
Stated interest expense	$24,384	$555
Credit facility fees	—	—
Amortization of debt issuance costs	1,266	93
Total interest and credit facility fees expense	$25,650	$648
Cash paid for interest expense	$16,522	$—
Average stated interest rate	5.40%	5.88%
Average outstanding balance	$445,125	$9,290
The following table presents information on the January 2037 CLO Notes as of December 31, 2025:

Class	Type	Principal Outstanding	Maturity Date	Interest Rate
January 2037 Class A-1 CLO Notes	Senior Secured Floating Rate	$399,000	January 20, 2037	SOFR+1.58%
January 2037 Class A-2 CLO Notes	Senior Secured Floating Rate	35,000	January 20, 2037	SOFR+1.75%
January 2037 Class B CLO Notes	Senior Secured Floating Rate	42,000	January 20, 2037	SOFR+1.85%
Total January 2037 CLO Secured Notes		476,000
January 2037 CLO Subordinated Notes	Subordinated	218,100	January 20, 2037	None
Total January 2037 CLO Notes		$694,100
The following table presents information on the April 2038 CLO Notes as of December 31, 2025:

Class	Type	Principal Outstanding	Maturity Date	Interest Rate
April 2038 Class A-1 CLO Notes	Senior Secured Floating Rate	$210,000	April 20, 2038	SOFR+1.38%
April 2038 Class A-1A CLO Loans	Senior Secured Floating Rate	75,000	April 20, 2038	SOFR+1.38%
April 2038 Class A-2 CLO Notes	Senior Secured Floating Rate	15,000	April 20, 2038	SOFR+1.60%
April 2038 Class B CLO Notes	Senior Secured Floating Rate	50,000	April 20, 2038	SOFR+1.70%
Total April 2038 CLO Secured Debt		350,000
April 2038 CLO Subordinated Notes	Subordinated	149,100	April 20, 2038	None
Total April 2038 CLO Debt		$499,100
The following table presents information on the January 2039 CLO Notes as of December 31, 2025:

Class	Type	Principal Outstanding	Maturity Date	Interest Rate
January 2039 Class A-1 CLO Notes	Senior Secured Floating Rate	$356,000	January 20, 2039	SOFR+1.40%
January 2039 Class A-1A CLO Loans	Senior Secured Floating Rate	50,000	January 20, 2039	SOFR+1.40%
January 2039 Class A-2 CLO Notes	Senior Secured Floating Rate	28,000	January 20, 2039	SOFR+1.60%
January 2039 Class B CLO Notes	Senior Secured Floating Rate	42,000	January 20, 2039	SOFR+1.75%
January 2039 Class C CLO Notes	Senior Secured Floating Rate	56,000	January 20, 2039	SOFR+2.00%
Total January 2039 CLO Secured Debt		532,000
January 2039 CLO Subordinated Notes	Subordinated	164,400	January 20, 2039	None
Total January 2039 CLO Debt		$696,400
For the years ended December 31, 2025 and 2024, the components of interest expense, cash paid for interest expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the January 2037 CLO Secured Notes, the April 2038 CLO Secured Debt and the January 2039 CLO Secured Debt were as follows.

	For the Years Ended December 31,
	2025	2024
Stated interest expense	$43,433	$3,844
Amortization of debt issuance costs	305	69
Total interest expense	$43,738	$3,913
Cash paid for interest expense	$37,120	$—
Average stated interest rate	5.70%	6.06%
Average outstanding balance	$751,474	$62,426
Certain key terms related to the features for the Unsecured Notes as of December 31, 2025 are listed below.

Unsecured Notes	Aggregate Principal Amount Issued	Effective Stated Interest Rate	Original Issuance Date	Maturity Date
March 2028 Notes(1)	$1,000,000	5.399%	November 21, 2024	March 15, 2028
September 2028 Notes(1)	$600,000	5.524%	June 9, 2025	September 9, 2028
January 2029 Notes(1)	$600,000	5.372%	September 15, 2025	January 15, 2029
August 2029 Notes(1)	$700,000	5.958%	June 5, 2024	August 15, 2029
February 2030 Notes(1)	$750,000	6.052%	October 2, 2024	February 15, 2030
September 2030 Notes(1)	$500,000	5.826%	June 9, 2025	September 9, 2030
January 2031 Notes	$500,000	5.150%	September 15, 2025	January 15, 2031
March 2032 Notes(1)	$750,000	5.563%	January 21, 2025	March 21, 2032

(1)The effective stated interest rates include the impact of interest rate swaps.

For the years ended December 31, 2025 and 2024, the components of interest expense and cash paid for interest expense for the Unsecured Notes were as follows.

	For the Years Ended December 31,
	2025	2024
Stated interest expense(1)	$254,779	$48,913
Amortization of debt issuance costs	7,095	648
Accretion of discount	7,440	707
Net (gain) loss on interest rate swaps accounted for as hedge instruments and the related hedged items	(1,532)	278
Total interest expense	$267,782	$50,546
Cash paid for interest expense(1)	$240,871	$51,682

(1)Includes the impact of the interest rate swaps.